Cover Page Statement	Jun. 22, 2026
Cover Page [Abstract]
Entity Central Index Key	0001409970
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Written Communications	false
Document Period End Date	Jun. 22, 2026
Entity Address, Address Line One	88 Kearny Street,
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36771
Entity Registrant Name	Happen, Inc.
Document Type	8-K
Entity Tax Identification Number	51-0605731
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	415
Local Phone Number	930-7440
Entity Information, Former Legal or Registered Name	LendingClub Corporation
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	HAPN
Security Exchange Name	NASDAQ
Amendment Flag	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Entity Address, Address Line Two	Suite 600,